Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	$ 3,646,946	$ 3,514,646		$ 3,152,396
Allowance for loan losses	(34,645)	(33,241)		(3,409)
Non-covered loans, net	3,612,301	3,481,405		3,148,987
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	3,646,946	3,514,646		3,152,396
Allowance for loan losses	(34,645)	(33,241)	(16,637)	(3,409)
Non-covered loans, net	3,612,301	3,481,405		3,148,987
Non-covered loans | Commercial and Industrial
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,670,087	1,637,266		1,660,293
Allowance for loan losses	(16,726)	(16,865)	(8,812)	(1,845)
Non-covered loans | Real estate
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,535,361	1,457,253		1,184,914
Allowance for loan losses	(9,682)	(8,331)	(3,522)	(977)
Non-covered loans | Construction and Land Development
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	387,382	364,551		280,483
Allowance for loan losses	(8,096)	(7,957)	(4,286)	(582)
Non-covered loans | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	54,116	55,576		26,706
Allowance for loan losses	(141)	(88)	(17)	(5)
Bank | Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	3,646,946	3,514,646		3,152,396
Bank | Non-covered loans | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	54,116	55,576		26,706
Bank | FNB | Non-covered loans | Acquired loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Carrying value of loans acquired		53,400
Bank | FNB | Non-covered loans | PCI | Acquired loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Carrying value of loans acquired		$ 7,200